Average Annual Total Returns - Class A - Thrivent Moderately Conservative Allocation Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.14%	6.24%	5.33%	3.85%	4.96%	4.11%	3.36%	4.43%	3.79%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%	10.65%	8.93%	4.92%